Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Capital Management [Abstract]
Schedule of Capital Management	CAPITAL MANAGEMENT

($ millions)	2020	2019
Long-term debt (1)	2,259.6	2,905.1
Adjusted working capital deficiency (2)	93.4	126.1
Unrealized foreign exchange on translation of US dollar long-term debt	(203.8)	(265.9)
Net debt	2,149.2	2,765.3
Shareholders’ equity	2,822.8	5,342.7
Total capitalization	4,972.0	8,108.0
(1)Includes current portion of long-term debt.
(2)Adjusted working capital deficiency is calculated as accounts payable and accrued liabilities and long-term compensation liability net of equity derivative contracts, less cash, accounts receivable, prepaids and deposits and long-term investments.

Schedule of Cash Flows from Operating Activities to Adjusted Funds
The following table reconciles cash flow from operating activities to adjusted funds flow from operations for the year ended December 31, 2020 and December 31, 2019:

($ millions)	2020	2019
Cash flow from operating activities	860.5	1,742.9
Changes in non-cash working capital	(6.2)	47.5
Transaction costs	5.4	6.3
Decommissioning expenditures	14.7	28.7
Adjusted funds flow from operations	874.4	1,825.4